RYDEX ETF TRUST

                          SUPPLEMENT DATED MAY 11, 2009
                                     TO THE
   RYDEX ETF TRUST LEVERAGED AND INVERSE ETFS PROSPECTUS, DATED MARCH 1, 2009.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX ETF TRUST LEVERAGED AND INVERSE ETFS PROSPECTUS, DATED MARCH 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

The table under the heading "Supplemental Information/ I. Premium/Discount Information" should be replaced with the following tables:

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                        2x S&P           Inverse 2x S&P            2x S&P           Inverse 2x S&P
     Premium/Discount Range             500 ETF              500 ETF              500 ETF               500 ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 3.01% and 8%                       6                    1                          2.37%                0.40%
Between 1.01% and 3%                      11                   10                          4.35%                3.95%
Between .51% and 1%                       28                   27                         11.07%               10.67%
Between .26% and .5%                      22                   18                          8.70%                7.11%
Between .25% and 0%                       64                   79                         25.30%               31.23%
Between -0.01% and -0.25%                 68                   68                         26.88%               26.88%
Between -0.26% and -0.5%                  26                   23                         10.28%                9.09%
Between -0.51% and -1%                    16                   13                          6.32%                5.14%
Between -1.01% and -3%                    12                   11                          4.74%                4.35%
Between -3.01% and -8%                     0                    3                          0.00%                1.19%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   2x S&P MidCap 400     Inverse 2x S&P      2x S&P MidCap 400      Inverse 2x S&P
     Premium/Discount Range               ETF            MidCap 400 ETF             ETF             MidCap 400 ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     1                    0                          0.40%                0.00%
Between 8.01% and 10%                      0                    1                          0.00%                0.40%
Between 3.01% and 8%                       7                    8                          2.77%                3.16%
Between 1.01% and 3%                      24                   17                          9.49%                6.72%
Between .51% and 1%                       17                   23                          6.72%                9.09%
Between .26% and .5%                      18                   19                          7.11%                7.51%
Between .25% and 0%                       49                   56                         19.37%               22.13%
Between -0.01% and -0.25%                 38                   50                         15.02%               19.76%
Between -0.26% and -0.5%                  24                   26                          9.49%               10.28%
Between -0.51% and -1%                    30                   22                         11.86%                8.70%
Between -1.01% and -3%                    38                   23                         15.02%                9.09%
Between -3.01% and -8%                     7                    8                          2.77%                3.16%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

ETFLI-SUP1-0509x0210

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                 Rydex                 Rydex
                                          2x               Inverse 2x                 2x               Inverse 2x
                                        Russell              Russell               Russell               Russell
     Premium/Discount Range            2000(R) ETF            2000(R) ETF        2000(R) ETF           2000(R) ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    0                          0.00%                0.00%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between 3.01% and 8%                       6                    9                          2.37%                3.56%
Between 1.01% and 3%                      19                   13                          7.51%                5.14%
Between .51% and 1%                       24                   21                          9.49%                8.30%
Between .26% and .5%                      17                   30                          6.72%               11.86%
Between .25% and 0%                       47                   51                         18.58%               20.16%
Between -0.01% and -0.25%                 43                   54                         17.00%               21.34%
Between -0.26% and -0.5%                  30                   25                         11.86%                9.88%
Between -0.51% and -1%                    27                   23                         10.67%                9.09%
Between -1.01% and -3%                    30                   22                         11.86%                8.70%
Between -3.01% and -8%                    10                    5                          3.95%                1.98%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                        2x S&P           Inverse 2x S&P            2x S&P           Inverse 2x S&P
                                     Select Sector        Select Sector        Select Sector         Select Sector
     Premium/Discount Range           Energy ETF           Energy ETF            Energy ETF           Energy ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    1                          0.00%                0.70%
Between 8.01% and 10%                      0                    1                          0.00%                0.70%
Between 3.01% and 8%                      15                    7                         10.49%                4.90%
Between 1.01% and 3%                      19                   15                         13.29%               10.49%
Between .51% and 1%                       15                   19                         10.49%               13.29%
Between .26% and .5%                       9                    9                          6.29%                6.29%
Between .25% and 0%                       18                   19                         12.59%               13.29%
Between -0.01% and -0.25%                  9                   15                          6.29%               10.49%
Between -0.26% and -0.5%                  12                   10                          8.39%                6.99%
Between -0.51% and -1%                    16                   11                         11.19%                7.69%
Between -1.01% and -3%                    23                   24                         16.08%               16.78%
Between -3.01% and -8%                     6                   11                          4.20%                7.69%
Between 8.01% and 10%                      1                    0                          0.70%                0.00%
Between -10.01% and  -30%                  0                    1                          0.00%                0.70%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     143                  143                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                        2x S&P           Inverse 2x S&P            2x S&P           Inverse 2x S&P
                                     Select Sector        Select Sector        Select Sector         Select Sector
     Premium/Discount Range          Financial ETF        Financial ETF        Financial ETF         Financial ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     1                    0                          0.70%                0.00%
Between 8.01% and 10%                      1                    0                          0.70%                0.00%
Between 3.01% and 8%                      11                    9                          7.69%                6.29%
Between 1.01% and 3%                      31                   22                         21.68%               15.38%
Between .51% and 1%                       13                   13                          9.09%                9.09%
Between .26% and .5%                      17                   13                         11.89%                9.09%
Between .25% and 0%                       13                   12                          9.09%                8.39%
Between -0.01% and -0.25%                  7                    9                          4.90%                6.29%

ETFLI-SUP1-0509x0210                                                           2


Between -0.26% and -0.5%                  12                   10                          8.39%                6.99%
Between -0.51% and -1%                     7                   19                          4.90%               13.29%
Between -1.01% and -3%                    16                   24                         11.19%               16.78%
Between -3.01% and -8%                    13                   12                          9.09%                8.39%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between -10.01% and  -30%                  1                    0                          0.70%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     143                  143                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                        2x S&P           Inverse 2x S&P            2x S&P           Inverse 2x S&P
                                     Select Sector        Select Sector        Select Sector         Select Sector
     Premium/Discount Range         Health Care ETF      Health Care ETF      Health Care ETF       Health Care ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     1                    5                          0.70%                3.50%
Between 8.01% and 10%                      1                    3                          0.70%                2.10%
Between 3.01% and 8%                       7                    5                          4.90%                3.50%
Between 1.01% and 3%                      21                   21                         14.69%               14.69%
Between .51% and 1%                        9                   12                          6.29%                8.39%
Between .26% and .5%                       6                    8                          4.20%                5.59%
Between .25% and 0%                       32                   17                         22.38%               11.89%
Between -0.01% and -0.25%                 17                   29                         11.89%               20.28%
Between -0.26% and -0.5%                   4                    8                          2.80%                5.59%
Between -0.51% and -1%                    15                    6                         10.49%                4.20%
Between -1.01% and -3%                    22                   14                         15.38%                9.79%
Between -3.01% and -8%                     6                   14                          4.20%                9.79%
Between 8.01% and 10%                      1                    1                          0.70%                0.70%
Between -10.01% and  -30%                  1                    0                          0.70%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     143                  143                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                        2x S&P           Inverse 2x S&P            2x S&P           Inverse 2x S&P
                                     Select Sector        Select Sector        Select Sector         Select Sector
     Premium/Discount Range         Technology ETF       Technology ETF        Technology ETF       Technology ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     3                    0                          2.10%                0.00%
Between 8.01% and 10%                      1                    1                          0.70%                0.70%
Between 3.01% and 8%                       8                    8                          5.59%                5.59%
Between 1.01% and 3%                      18                   19                         12.59%               13.29%
Between .51% and 1%                       12                    9                          8.39%                6.29%
Between .26% and .5%                       6                    5                          4.20%                3.50%
Between .25% and 0%                       20                   16                         13.99%               11.19%
Between -0.01% and -0.25%                 21                   23                         14.69%               16.08%
Between -0.26% and -0.5%                   6                    8                          4.20%                5.59%
Between -0.51% and -1%                     8                   17                          5.59%               11.89%
Between -1.01% and -3%                    20                   21                         13.99%               14.69%
Between -3.01% and -8%                    16                   16                         11.19%               11.19%
Between 8.01% and 10%                      1                    0                          0.70%                0.00%
Between -10.01% and  -30%                  3                    0                          2.10%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     143                  143                       100.00%              100.00%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


ETFLI-SUP1-0509x0210                                                           3